Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio Initial Class, Service Class and Service Class 2
April 30, 2021
Prospectus

Brian Lempel no longer serves as a co-manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Investment Adviser” heading.

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and other investment advisers serve as sub-advisers for the fund.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Priyanshu Bakshi (co-manager) has managed the fund since January 2022.

Matthew Drukker (co-manager) has managed the fund since January 2022.

Ali Khan (co-manager) has managed the fund since January 2022.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

The following information replaces similar information found in the “Fund Management” section under the “Sub-Adviser(s)” heading.

FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2020, FMR H.K. had approximately $22.3 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR H.K. is an affiliate of the Adviser.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Priyanshu Bakshi is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.

Matthew Drukker is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.

Ali Khan is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Khan has worked as an equity research associate and portfolio manager.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

VBAL-22-03 1.918616.117	April 1, 2022

Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio Investor Class
April 30, 2021
Prospectus

Brian Lempel no longer serves as a co-manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Investment Adviser” heading.

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and other investment advisers serve as sub-advisers for the fund.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Priyanshu Bakshi (co-manager) has managed the fund since January 2022.

Matthew Drukker (co-manager) has managed the fund since January 2022.

Ali Khan (co-manager) has managed the fund since January 2022.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

The following information replaces similar information found in the “Fund Management” section under the “Sub-Adviser(s)” heading.

FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2020, FMR H.K. had approximately $22.3 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR H.K. is an affiliate of the Adviser.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Priyanshu Bakshi is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.

Matthew Drukker is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.

Ali Khan is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Khan has worked as an equity research associate and portfolio manager.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

VB-INV-22-03 1.918617.117	April 1, 2022